Condensed Statement of Stockholders' Deficit (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stock Subscription Receivable [Member]	Total
Beginning balance, value at Mar. 31, 2019	$ 8,784	$ 108,966	$ (43,687)		$ 74,063
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2019					87,836,802
Net loss					$ (52,284)
Common stock issued – investment	50	29,950	0		30,000
Common stock issued – advisory	325	(325)	0		$ 0
[custom:CommonStockIssuedAdvisoryShares]					3,250,000
Ending balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	$ 0	$ 51,829
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2020					91,586,802
Beginning balance, value at Mar. 31, 2019	8,784	108,966	(43,687)		$ 74,063
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2019					87,836,802
Common stock issued, Investment, Shares					500,000
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	0	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020					230,943,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	0	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020					91,586,802
Net loss	0	0	(16,197)	0	$ (16,197)
Common stock issued - officer	11,585	0	0	0	$ 11,585
[custom:CommonStockIssuedOfficerShares]					115,857,142
Common stock issued – investment	1,150	0	0	0	$ 1,150
Common stock issued – advisory	1,200	0	0	0	$ 1,200
[custom:CommonStockIssuedAdvisoryShares]					12,000,000
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	0	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020					230,943,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	0	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020					91,586,802
Net loss	0	0	(7,609,426)		$ (7,609,426)
Common stock issued - officer	16,536	6,856,693	0		$ 6,873,229
[custom:CommonStockIssuedOfficerShares]					165,357,142
Common stock issued – investment	1,495	1,033,305	0		$ 1,035,000
Common stock issued – advisory	1,200	718,800	0		$ 720,000
[custom:CommonStockIssuedAdvisoryShares]					12,000,000
Ending balance, value at Mar. 31, 2021	28,390	8,747,589	(7,705,347)	(1,035,000)	$ 35,632
Common Stock, Shares, Outstanding, Ending Balance at Mar. 31, 2021					283,893,944
Beginning balance, value at Mar. 31, 2020	9,159	138,591	(95,921)	0	$ 51,829
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2020					91,586,802
Common stock issued, Investment, Shares					14,950,000
Ending balance, value at Dec. 31, 2021	28,390	8,747,589	(7,795,118)	(1,035,000)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021					283,893,944
Beginning balance, value at Sep. 30, 2020	23,094	138,591	(112,118)	0	$ 49,567
Common Stock, Shares, Outstanding, Beginning Balance at Sep. 30, 2020					230,943,944
Net loss	0	0	0	0	$ 0
Ending balance, value at Dec. 31, 2020	23,094	138,591	(112,118)	0	$ 49,567
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020					230,943,944
Beginning balance, value at Mar. 31, 2021	28,390	8,747,589	(7,705,347)	(1,035,000)	$ 35,632
Common Stock, Shares, Outstanding, Beginning Balance at Mar. 31, 2021					283,893,944
Net loss	0	0	(89,771)	0	$ (89,771)
Common stock issued, Investment, Shares					11,500,000
Ending balance, value at Dec. 31, 2021	28,390	8,747,589	(7,795,118)	(1,035,000)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021					283,893,944
Beginning balance, value at Sep. 30, 2021	28,390	8,747,589	(7,792,510)	(1,035,000)	$ (51,531)
Common Stock, Shares, Outstanding, Beginning Balance at Sep. 30, 2021					283,893,944
Net loss	0	0	(2,608)	0	$ (2,608)
Ending balance, value at Dec. 31, 2021	$ 28,390	$ 8,747,589	$ (7,795,118)	$ (1,035,000)	$ (54,139)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021					283,893,944